INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Schedule of Fair Market Value of Investment Properties
As of December 31, 2025, and 2024, the fair market value (“FMV”) of investment properties were as follows:

	FMV as of December 31, 2025	FMV as of December 31, 2024

Land bank:
Land bank under right-of-use
Peru	$9,917,236	$16,691,019
Sub-total	9,917,236	16,691,019
Owned land bank
Colombia	30,177,087	23,851,330
Sub-total	30,177,087	23,851,330
Total land bank	$40,094,323	$40,542,349
Properties under development:
Properties under right-of-use
Peru	$12,948,826	$21,798,170
Total properties under development	$12,948,826	$21,798,170
Operating Properties
Properties under right-of-use
Peru	$14,482,139	$—
Sub-total	14,482,139	—
Owned properties
Costa Rica	263,201,125	260,094,960
Colombia	144,844,400	109,065,873
Peru	153,685,370	123,017,512
Mexico	20,569,001	—
Total operating properties	$596,782,035	$492,178,345
Total operating properties and properties under development	$609,730,861	$513,976,515
Total	$649,825,184	$554,518,864

Schedule of Significant Unobservable Inputs
Significant Inputs as of December 31, 2025 and 2024 -

Property	Fair value hierarchy	Valuation techniques	Significant unobservable inputs	Value	Relationship of unobservable inputs to fair value
Operating Properties	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2025: 8.1% 2024: 7.9%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2025: 10.6% 2024: 10.6%	The higher the risk adjusted discount rate, the lower the fair value.
			Occupancy rate	2025: 98.0% 2024: 98.2%	The higher the occupancy rate, the higher the fair value.
		Direct capitalization method	Occupancy rate	2025: 98.0% 2024: 98.2%	The higher the occupancy rate, the higher the fair value.
			Going in Stabilized capitalization rate	2025: 7.3% 2024: 7.8%	The higher the Stabilized capitalization rate, the lower the fair value
Properties Under Development	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2025: 10.5% 2024: 10.5%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2025: 10.8% 2024: 10.7%	The higher the risk adjusted discount rate, the lower the fair value.
			Occupancy rate	2025: 96.0% 2024: 96.0%	The higher the occupancy rate, the higher the fair value.
		Direct capitalization method	Occupancy rate	2025: 96.0% 2024: 96.0%	The higher the occupancy rate, the higher the fair value.
			Going in Stabilized capitalization rate	2025: N/A 2024: N/A	The higher the Stabilized capitalization rate, the lower the fair value
Land Bank	Level 3	Income approach	Risk adjusted residual capitalization rate	2025: 6.9% 2024: 10.0%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2025: 15.5% 2024: 14.9%	The higher the risk adjusted discount rate, the lower the fair value.

Schedule of Fair Value Sensitivity Analysis	The following table presents a sensitivity analysis to the impact of 10 basis points (“bps”) increase or decrease of the discount rates and exit cap rate and the aggregated impact of these two on fair values of the investment properties - land and buildings representing leased land and buildings valued using the discounted cash flows and direct capitalization method as of December 31, 2025 and 2024:

	2025
	Impact of +10 bps on exit cap rate	Impact of +10 bps on discount rate	Impact of +10 bps on exit cap rate and discount rate
Building and land (decrease)	$(3,352,872)	$(3,734,745)	$(6,994,059)
	Impact of -10 bps on exit cap rate	Impact of -10 bps on discount rate	Impact of -10 bps on exit cap rate and discount rate
Building and land increase	$3,352,872	$3,734,745	$6,994,059

	2024
	Impact of +10 bps on exit cap rate	Impact of +10 bps on discount rate	Impact of +10 bps on exit cap rate and discount rate
Building and land (decrease)	$(3,058,824)	$(3,403,144)	$(6,375,750)
	Impact of -10 bps on exit cap rate	Impact of -10 bps on discount rate	Impact of -10 bps on exit cap rate and discount rate
Building and land increase	$3,058,824	$3,403,144	$6,375,750

Schedule of Reconciliation of Investment Property
The reconciliations of investment properties for the years ended December 31, 2025, 2024, and 2023, were as follows:

	2025	2024	2023

Beginning balance	$554,518,864	$514,172,281	$449,036,633
Additions	50,966,468	27,009,666	33,704,768
Disposal of investment property	—	—	(17,634,208)
Gain on valuation of investment properties	20,649,485	32,347,462	20,151,026
Foreign currency translation effect	23,690,367	(19,010,545)	28,914,062
Ending balance	$649,825,184	$554,518,864	$514,172,281